CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Current Assets
Cash and cash equivalents	$ 22,959	$ 52,798
Restricted cash		177
Trade receivables	35,452	9,850
Inventory	32,722	27,043
Other current assets	6,077	5,501
Contingent receivable	13,843
Deferred tax asset	69	69
Total Current Assets	111,122	95,438
Long Term Assets
Property and equipment	7,444	5,184
Deferred tax asset	1,581	1,308
Deferred financing cost	149
Intangible assets	2,771	6,264
Goodwill	11,927	11,927
Total Long Term Assets	23,872	24,683
Total Assets	134,994	120,121
Current Liabilities
Accounts payable and accrued liabilities	56,962	12,720
Debt facility	15,000
Deferred revenue	1,163	725
Capital lease obligation	3,251
Contingent liabilities	255	372
Contingent consideration		1,884
Total Current Liabilities	76,631	15,701
Long Term Liabilities
Capital lease obligation	1,451
Other long term liabilities	783	1,063
Contingent liabilities	519	1,292
Total Long Term Liabilities	2,753	2,355
Commitments
Shareholders' equity
Capital stock	179,429	172,264
Contributed surplus	6,047	4,606
Deficit	(120,197)	(65,448)
Accumulated other comprehensive loss	(9,685)	(9,658)
Total Shareholders' equity	55,594	101,764
Non-controlling interests	16	301
Total Equity	55,610	102,065
Total Liabilities and Shareholders' equity	$ 134,994	$ 120,121